Consolidated Statements of Profit or Loss and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
-Basic and diluted	$ (0.79)	$ (0.44)	$ (0.12)